Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Operating Revenue		$ 3,883	$ 3,113
Net Income from discontinued operations including noncontrolling interest	[1]	281	411
Net income attributable to Dominion Energy		997	711
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		3,883	3,113
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		0	0
Net Income from discontinued operations including noncontrolling interest		0	0
Net income attributable to Dominion Energy		0	0
Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		0	0
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		(235)	(216)
Eliminations
Segment Reporting Information [Line Items]
Operating Revenue		(235)	(216)
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue		2,384	2,165
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		2,384	2,169
Net Income from discontinued operations including noncontrolling interest		0	0
Net income attributable to Dominion Energy		384	516
Dominion Energy Virginia | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		0	(4)
Dominion Energy South Carolina
Segment Reporting Information [Line Items]
Operating Revenue		845	799
Dominion Energy South Carolina | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		844	798
Net Income from discontinued operations including noncontrolling interest		0	0
Net income attributable to Dominion Energy		91	109
Dominion Energy South Carolina | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		1	1
Contracted Energy
Segment Reporting Information [Line Items]
Operating Revenue		311	248
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		308	244
Net Income from discontinued operations including noncontrolling interest		0	0
Net income attributable to Dominion Energy		113	57
Contracted Energy | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		3	4
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue		578	117
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue		347	(98)
Net Income from discontinued operations including noncontrolling interest		281	411
Net income attributable to Dominion Energy		409	29
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue		$ 231	$ 215

[1]	Includes income tax expense of $56 million and $100 million for the three months ended three months ended March 31, 2023 and 2022, respectively.